Interests in entities - Text Details (Detail) € in Millions		12 Months Ended
		Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Interests in entities [Line Items]
Number of consolidated subsidiaries not wholly owned		4	4
Revenue		€ 17,827	€ 17,156	€ 17,313
Profit (loss)	[1]	(1,605)	3,323	€ 1,195
Philips Medical Capital LLC [Member]
Interests in entities [Line Items]
Stake in unconsolidated structured entity		29	27
Associates [member]
Interests in entities [Line Items]
Net cash outflow for acquisitions		256
B-SOFT Co, Ltd [Member]
Interests in entities [Line Items]
Net cash outflow for acquisitions		€ 172
Associate [Member]
Interests in entities [Line Items]
Percentage of voting equity interests acquired		10.00%
Affera, Inc [Member]
Interests in entities [Line Items]
Impairment loss (impairment gain and reversal of impairment loss) determined in accordance with IFRS 9		€ 84
Subsidiaries with material non-controlling interests [member]
Interests in entities [Line Items]
Revenue		472	522
Profit (loss)		€ 28	€ 39
Consolidated structured entities [member]
Interests in entities [Line Items]
Materiality threshold on group sales, income from operations or net income		5.00%
Bottom of range [member]
Interests in entities [Line Items]
Presumed significant influence, voting rights		20.00%
Top of range [member]
Interests in entities [Line Items]
Presumed significant influence, voting rights		50.00%

[1]	Shareholders in this table refers to shareholders of Koninklijke Philips N.V.